Income taxes - Unrecognized tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Deductible temporary differences	$ 200,408	$ 58,737
Non-capital losses	699,586	676,756
Research and development expenditures	38,837	12,207
Unrecognized tax assets	$ 938,831	$ 747,700